Financial Instruments, Risk Management and Fair Value Measurements - Derivatives in Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 544.0	$ 489.6	$ 386.6
Reclassification of deferred hedging losses, net of tax		1.2
Total derivative instrument impact on comprehensive income, net of tax	3.9	0.9	(3.6)
Ending balance	536.2	544.0	489.6
Derivative Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance		(1.2)	0.0
Ending balance			$ (1.2)
Derivative Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.0
Reclassification of deferred hedging losses, net of tax		1.2
Total derivative instrument impact on comprehensive income, net of tax		1.2
Ending balance	$ 0.0	$ 0.0